Trade and other receivables - Schedule of unbilled trade and other receivables (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Trade and other receivables [abstract]
Balance, beginning of year	$ 308,728	$ 0
Unbilled Receivables, decrease from revenue billed	(308,728)
Revenue in excess of billings, net of amounts transferred to trade accounts receivable	8,881	308,728
Amounts written off	0	0
Balance, end of year	8,881	308,728
Current	8,881	308,728
Non-current	$ 0	$ 0